Business Combination (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 10, 2014 CNY (¥) item shares	Apr. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 CNY (¥)
Allocation of purchase price
Goodwill					¥ 2,622,470,000	¥ 14,649,000	$ 4,485	¥ 29,050,000	¥ 14,649,000
Goodwill impairment charge				¥ 2,593,420,000	¥ 0	¥ 0
Intangible assets impaired				¥ 156,709,000
Combined Platform Business
Allocation of purchase price
Goodwill impairment charge			¥ 2,593,420,000
Intangible assets impaired			¥ 156,709,000
Deferred tax liability reversed								¥ 27,796,000
Paipai.com
Allocation of purchase price
Transitional period				3 months
Shanghai Icson
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Payment to acquire remaining equity interest		¥ 800,000,000
Transaction with Tencent | Huang River Investment Limited
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Ordinary shares issued as consideration for the Transaction | shares	351,678,637
Shares issued on a fully diluted basis (as a percent)	15.00%
Acquisition transaction
Allocation of purchase price
Fair value of the Company's shares issued	¥ 11,644,310,000
Transaction costs	20,705,000
Net cash acquired	1,015,552,000
Total Purchase price	11,665,015,000
Acquisition transaction | Call Option
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Minimum price to be paid to acquire remaining equity interest in acquiree	¥ 800,000,000
Maximum period to acquire remaining interest in acquiree	3 years
Acquisition transaction | Logistic workforce
Allocation of purchase price
Intangible assets acquired	¥ 13,900,000
Amortization years	3 years
Acquisition transaction | Land use rights.
Allocation of purchase price
Land use right	¥ 73,632,000
Amortization years	40 years
Acquisition transaction | Combined Platform Business
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Business operation acquired (as a percent)	100.00%
Number of online marketplace platforms acquired | item	2
Allocation of purchase price
Fair value of the Company's shares issued	¥ 2,791,474,000
Cash	60,284,000
Other current assets	3,587,000
Property, plant and equipment, net	17,647,000
Current liabilities	(63,871,000)
Goodwill	2,593,420,000
Deferred tax liability	(41,893,000)
Acquisition transaction | Combined Platform Business | Technology
Allocation of purchase price
Intangible assets acquired	¥ 108,800,000
Amortization years	5 years
Acquisition transaction | Combined Platform Business | Domain names and trademark
Allocation of purchase price
Intangible assets acquired	¥ 33,100,000
Amortization years	10 years
Acquisition transaction | Combined Platform Business | Advertising customer relationship
Allocation of purchase price
Intangible assets acquired	¥ 80,400,000
Amortization years	7 years
Acquisition transaction | Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistics workforce, Land use right, and Net cash acquired
Allocation of purchase price
Fair value of the Company's shares issued	¥ 8,852,836,000
Acquisition transaction | Shanghai Icson
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Percentage of equity interest acquired	9.90%
Discount rate (as a percent)	22.00%
Allocation of purchase price
Investment in Shanghai Icson	¥ 252,779,000
Strategic Cooperation Agreement
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Discount rate (as a percent)	17.50%
Allocation of purchase price
Intangible assets acquired	¥ 6,075,289,000
Amortization years	5 years
Non-compete Agreement
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Discount rate (as a percent)	17.50%
Allocation of purchase price
Intangible assets acquired	¥ 1,442,389,000
Amortization years	8 years